Summary of Change in Net Unrealized Gains and Losses Reported in Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summarizes the change in net unrealized gains and losses on available-for-sale securities
Balance at beginning of period	$ 1,036	$ 601
Unrealized gains and losses arising during the year:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(1,662)	939
Non-credit impairments and subsequent changes in fair value of impaired debt securities	(11)	31
Net adjustment to DAC and other expense	339	(196)
Net adjustment to future policy benefits and claims	143	(70)
Net adjustment to policyholder dividend obligations	53	(35)
Related federal income tax benefit (expense)	401	(234)
Unrealized (losses) gains on available-for-sale securities	(737)	435
Less: Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($9 and $0 as of December 31, 2015 and 2014, respectively)	(17)
Net unrealized (losses) gains on available-for-sale securities	(720)	435	$ (663)
Balance at end of period	$ 316	$ 1,036	$ 601